Other gains and losses, and litigation - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017
Disclosure of other gains and losses, and litigation [line items]
Other gains and (losses) and litigation	€ 327	€ 502		€ (215)	[1]
Sanofi Pasteur MSD
Disclosure of other gains and losses, and litigation [line items]
Purchase price adjustment amount				€ (31)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).